10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Basis Of Consolidation And Investments In Subsidiaries And Affiliates
Opening balance of investments		R$ 3,482,974		R$ 5,630,613
Capital increase/acquisition of shares		3,400		27,909
Dividends	[1]	(82,642)		(94,603)
Comprehensive income	[2]	6,895		(2,592)
Equity in results of affiliated companies		124,324	[3]	175,524	[3]	R$ 135,706
Update of shares measured at fair value through profit or loss (Note 14 II)		12,579		(118,780)
Reclassification of Usiminas' shares				(2,114,620)
Consolidation of CBSI				(8,775)
Amortization of fair value - investment MRS		(11,747)		(11,747)
Others		123		45
Closing balance of investments		R$ 3,535,906		R$ 3,482,974		R$ 5,630,613

[1]	In 2020, it mainly refers to dividends of the subsidiary CSN Mineracao SA in the amount of R$2,437,482 (R$4,060,816 on December 31, 2019).
[2]	Refers to translation to the reporting currency of the foreign investments of which functional currency is not the Brazilian Reais, actuarial gain/loss and gain/loss on investment hedge from investments accounted for under the equity method.
[3]	The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN's transactions with these companies.